Income and Social Contribution Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income and social contribution taxes	R$ 1,937,748	R$ 1,512,492
Threshold amount of gross revenue for calculation of alternative method of taxation for companies	R$ 78,000
Percentage of operating revenues for calculation of alternative method of taxation for companies	32.00%
Threshold percentage of taxable income for indefinite expiration of tax loss carryforwards	30.00%
Tax losses and negative basis for social contribution carryforwards	R$ 396,601	283,238
Income and social contribution tax benefit related to monetary variation (SELIC) on repetition of tax undue payments	143,147	128,420
Deferred income and social contribution taxes	1,255,134	898,235
Ultrapar International S.A. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	R$ 25,884	R$ 33,663